EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jul. 02, 2021
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD
During July 2021, heavy rainfall and flash flooding in Belgium and Germany caused significant damage to our manufacturing facilities in Chaudfontaine and Bad Neuenahr. The Group has incurred, and expects to continue to incur, incremental costs related to these severe weather events as well as lost revenues from business interruption, particularly in Chaudfontaine. The Group’s insurance policies provide coverage for such events, and we are currently working with our insurer on the related claims. At this point, the Group does not expect the net impact of the flooding and related insurance claims to have a material impact on its financial position or results from operations.